Segment Reporting - Schedule of Operations for the Reportable Segment (Details) - CODM [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operations for the Reportable Segment [Line Items]
Revenue			$ 10
Cost of revenue			22
Gross loss			(12)
Total operating expenses		7,416	8,464	14,178
Total operating loss		7,416	8,476	14,178
Change in fair value of financial liabilities				(4)
Impairment from other investment				1,148
Loss from marketable securities		20	179	84
Interest income		(62)	(160)	(196)
Other financial expenses (income), net		187	26	337
Loss from continuing operations		7,561	8,521	15,547
Net loss from discontinued operations		3,686		1,317
Loss for the year		11,247	8,521	16,864
Payroll and Employee benefits [Member]
Schedule of Operations for the Reportable Segment [Line Items]
Cost of revenue			17
Other Cost of Revenue [Member]
Schedule of Operations for the Reportable Segment [Line Items]
Cost of revenue			5
Research and development [Member]
Schedule of Operations for the Reportable Segment [Line Items]
Payroll and Employee benefits		1,332	2,085	3,679
Marketing [Member]
Schedule of Operations for the Reportable Segment [Line Items]
Payroll and Employee benefits		472	513	847
General and administrative [Member]
Schedule of Operations for the Reportable Segment [Line Items]
Payroll and Employee benefits		809	941	1,276
Depreciation and amortization expenses		717	467	503
Share-based compensation expenses		589	377	1,859
Other operating expenses	[1]	$ 3,497	$ 4,081	$ 6,014

[1]	Other operating expenses include materials, directors and officers insurance, public relations and advertising, consulting and professional services, corporate costs, facility costs and loss from sale of fixed assets.